Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments Under Non-cancelable Operating Leases

Future minimum lease payments to be made by the Company under non-cancelable operating leases as of December 31, 2016 are as follows:

Years ended December 31,	(in thousands)
2017	$8,108
2018	8,102
2019	4,082
Total future minimum lease payments	$20,292